Offerings - Offering: 1	Jun. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value
Amount Registered | shares	2,242,719
Proposed Maximum Offering Price per Unit	3.90
Maximum Aggregate Offering Price	$ 8,746,604.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,207.91
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover an indeterminate number of additional shares of Common Stock to be offered or issued from stock splits, stock dividends or similar transactions. Includes 147,500 shares of the registrant's common stock issuable upon exercise of outstanding warrants, such shares of common stock to be offered and sold by the selling stockholders identified in this registration statement on Form S-1. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, on the basis of the average of the high and low prices for a share of the registrant's common stock as reported on the Nasdaq Capital Market on June 9, 2026, which date is a date within five business days of the filing of this registration statement.